Background, Description of Business and Basis of Presentation	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Background, Description of Business and Basis of Presentation
N
OTE
1: B
ACKGROUND
AND
N
ATURE
OF
O
PERATIONS
Vivid Seats Inc. (“the Company”) was incorporated in Delaware on March 29, 2021 as a wholly owned subsidiary of Hoya Intermediate, LLC (“Hoya Intermediate”). The Company was formed for the purpose of completing the transactions contemplated by the definitive transaction agreement, dated April 21, 2021 (the “Transaction Agreement”), by and among Horizon Acquisition Corporation (“Horizon”), a publicly traded special purpose acquisition company, Horizon Sponsor, LLC, a Delaware limited liability company, Hoya Intermediate, Hoya Topco, LLC (“Hoya Topco”), a Delaware limited liability company, the Company and the other parties thereto.
As more fully described below, on October 18, 2021, the transactions contemplated by the Transaction Agreement were completed. As a result, the Company holds approximately 39.4% of the common units of Hoya Intermediate, which represents a controlling interest in Hoya Intermediate.
The Business Combination
On April 21, 2021, Hoya Topco

and Hoya Intermediate, our parent, entered into a definitive transaction agreement with Horizon and Horizon Sponsor, LLC to effect a merger of the Company and Horizon.
The merger and other transactions contemplated by the Transaction Agreement (the “business combination”) closed on October
18
,
2021
. Total cash proceeds from the business combination were $
787,070
thousand. Refer to Note
4
,
Subsequent Events
, for further details.

Hoya Intermediate, LLC [Member]
Background, Description of Business and Basis of Presentation
1. B
ACKGROUND
, D
ESCRIPTION
OF
B
USINESS
AND
BASIS
OF
PRESENTATION
Through our consolidated subsidiary, Vivid Seats LLC, we provide a leading full-service secondary ticketing marketplace, enabling fans and event seekers to purchase tickets to sports, concerts, theater, and other live events in the United States and Canada. Through our Marketplace segment, we operate an online platform enabling ticket buyers to purchase tickets to live events, while enabling ticket sellers to seamlessly manage their end-to-end
operations. Through our Resale segment, our experienced team of professionals acquires live event tickets for resale on secondary marketplaces, including our own platform.
The accompanying condensed consolidated financial statements include all the accounts of Hoya Intermediate, LLC, its subsidiary, Vivid Seats LLC, and the wholly-owned subsidiaries of Vivid Seats LLC. The financial statements refer to Hoya Intermediate, LLC and its subsidiaries collectively as the “Company,” “us,” “we,” and “our” in these condensed consolidated financial statements. All intercompany transactions and balances have been eliminated in consolidation.
The condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and the applicable rules and regulations of the Securities and Exchange Commission (“SEC”) for interim financial information. As permitted under those rules, we condensed or omitted certain footnotes or other financial information that are normally required by GAAP for annual financial statements. We have included all adjustments necessary for a fair presentation of the results of the interim period. These adjustments consist of normal and recurring items. Our condensed consolidated financial statements are not necessarily indicative of results that may be expected for any other interim period or for the full year. These condensed consolidated financial statements should be read in conjunction with the audited annual consolidated financial statements and related notes included in Vivid Seat Inc.’s, a Delaware corporation formed by the Company to facilitate a business combination, final prospectus, filed with the SEC in accordance with Rule 424(b) of the Securities Act of 1933, as amended, on September 24, 2021 (the “Prospectus”). The Condensed Consolidated Balance Sheet at December 31, 2020 included herein was derived from the audited financial statements at that date, but does not include all disclosures including notes required by GAAP.
The Business Combination
—On April 21, 2021, Hoya Topco, LLC, our parent, and Hoya Intermediate, LLC entered into a definitive transaction agreement with Horizon Acquisition Corporation (“Horizon”), a publicly traded special purpose acquisition company, and Horizon Sponsor, LLC, a Delaware limited liability company, to effect a merger of the Company and Horizon (the “Merger Transaction”). The Merger Transaction and other transactions contemplated by the transaction agreement (the “business combination”) closed on October 18, 2021. Refer to Note 14,
Subsequent Events
, for further details.
COVID-19
Update
—The
COVID-19
pandemic has materially impacted the Company’s business and results of operations in the year ended December 31, 2020 and during the nine months ended September 30, 2021. During the year ended December 31, 2020, the Company recognized impairment charges resulting in a reduction in the carrying values of goodwill, indefinite-lived trademarks, definite-lived intangible assets, and other long-lived assets.

We expect uncertainties around our key accounting estimates to continue to evolve depending on the duration and degree of impact associated with the
COVID-19
pandemic. Our estimates may change as new events occur and additional information emerges, and such changes are recognized or disclosed in our condensed consolidated financial statements. If economic conditions caused by the pandemic do not continue to recover, the Company’s financial condition, cash flows, and results of operations may be further materially impacted.
Use of Estimates
—We use estimates and assumptions in the preparation of our condensed consolidated financial statements in accordance with GAAP. Our estimates and assumptions affect the reported amounts of assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Our actual financial results could differ significantly from these estimates. The significant estimates underlying our condensed consolidated financial statements include the accrual for future customer compensation and the related recovery of future customer compensation asset; inventory valuation; accounts receivable valuation; value of equity-based compensation; breakage rates related to customer credits; useful life of definite-lived intangible assets and other long-lived assets; and impairments of goodwill, indefinite-lived intangible assets, definite-lived intangible assets, and long-lived assets.

1. B
ACKGROUND
AND
D
ESCRIPTION
OF
B
USINESS
Through our consolidated subsidiary, Vivid Seats LLC, we provide a leading full-service secondary ticketing marketplace, enabling fans and event seekers to purchase tickets to sports, concerts, theater, and other live events in the United States and Canada. Through our Marketplace segment, we operate an online platform enabling ticket buyers to purchase tickets to live events, while enabling ticket sellers to seamlessly manage their end-to-end
operations. Through our Resale segment, our experienced team of professionals acquires live event tickets for resale on secondary marketplaces, including our own platform.
The accompanying consolidated financial statements include all the accounts of Hoya Intermediate, LLC, its subsidiary, Vivid Seats LLC, and the wholly-owned subsidiaries of Vivid Seats LLC. The financial statements refer to Hoya Intermediate, LLC and its subsidiaries collectively as the “Company,” “us,” “we,” and “our” in these consolidated financial statements.
The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America. All intercompany transactions and balances have been eliminated in consolidation.
COVID-19
Update
— The
COVID-19
pandemic has materially impacted the Company’s business and results of operations in the fiscal year 2020. In addition to a decrease in operating results, the Company recognized asset impairment charges, a reserve against certain receivables, and increased accruals for customer credits and future customer compensation. Refer to the “Accounts Receivable and Credit Policies,” “Goodwill and Intangible Assets,” “Long-Lived Assets Impairment Assessments,” “Accrued Customer Credits,” and “Accrued Future Customer Compensation” sections within Note 2,
Summary of Significant Accounting Policies
, below for further discussion.
We expect uncertainties around our key accounting estimates to continue to evolve depending on the duration and degree of impact associated with the
COVID-19
pandemic. Our estimates may change as new events occur and additional information emerges, and such changes are recognized or disclosed in our consolidated financial statements. If economic conditions caused by the pandemic do not recover, as currently anticipated by management, the Company’s financial condition, cash flows, and results of operations may be further materially impacted.